ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2024
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of Subsidiaries and VIEs

		Date of	Percentage
	Place of incorporation	Incorporation/acquisition	Of ownership
Major subsidiaries of the Company:
Hong Kong Zepp Holding Limited (“Zepp HK”)	Hong Kong (“HK”)	December 23, 2014	100%
ZEPP, INC. (“Zepp Inc”)	United States of America (“U.S.”)	January 15, 2015	100%
Beijing ShunYuan KaiHua Technology Co., Ltd. (“Shun Yuan”)	PRC	February 25, 2015	100%
Huami (Shenzhen) Information Technology Co., Ltd.	PRC	December 7, 2015	100%
Anhui Huami Health Technology Co., Ltd (“Anhui Health”)	PRC	December 28, 2015	100%
Zepp North America Inc. (“Zepp NA”)	U.S.	June 16, 2016	100%
Galaxy Trading Platform Limited (“Galaxy”)	HK	May 8, 2019	100%
Zepp Europe Holding B.V. (“Zepp Europe”)	Netherlands	June 11, 2020	100%
Zepp Netherlands Trading B.V. (“Zepp Netherlands”)	Netherlands	April 20, 2021	100%
Variable interest entities of the Company:
Anhui Huami	PRC	December 27, 2013	Consolidated VIE
Beijing Huami	PRC	July 11, 2014	Consolidated VIE
Major subsidiary of Anhui Huami:
Anhui Huami Healthcare Co., Ltd. (“Anhui Healthcare”)	PRC	December 5, 2016	VIE’s subsidiary

Schedule of Financial Statement Amounts and Balances of VIEs

	As of December 31,
	2023	2024
	US$	US$
Total current assets	190,043	151,642
Total non-current assets	108,200	87,166
Total assets	298,243	238,808
Total current liabilities	140,441	177,793
Total non-current liabilities	80,986	39,007
Total liabilities	221,427	216,800

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Revenues	376,453	141,590	32,900
Net loss	(191)	(19,382)	(23,384)

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Net cash (used in)/provided by operating activities	(33,653)	84,820	37,964
Net cash (used in)/provided by investing activities	(3,927)	7,813	4,597
Net cash provided by/(used in) financing activities	65,665	(16,562)	3,460